Financial Liabilities - Convertible Bonds And Embedded Derivative (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial liabilities [line items]
Embedded derivative	€ 66,454	€ 19,812	€ 54,146
Financial liabilities	170,734	124,668	146,484
Financial liabilities non-current	155,169	104,349	134,828
Convertible Debt Securities [Member]
Disclosure of financial liabilities [line items]
Embedded derivative	66,454	19,812	54,146
Financial liabilities	155,169	104,349	134,828
Financial liabilities non-current	155,169	104,349	134,828
Debt host contract [Member] | Convertible Debt Securities [Member]
Disclosure of financial liabilities [line items]
Embedded derivative	€ 88,715	€ 84,537	€ 80,682